Consolidated Statements of Financial Position - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	€ 2,105.0	€ 2,101.6
Intangibles	2,468.2	2,457.6
Property, plant and equipment	563.7	542.9
Other non-current assets	7.1	8.1
Derivative financial instruments	0.7	0.2
Deferred tax assets	106.9	100.4
Total non-current assets	5,251.6	5,210.8
Current assets
Cash and cash equivalents	412.9	369.7
Inventories	446.4	457.1
Trade and other receivables	263.4	261.7
Current tax receivable	40.7	5.1
Indemnification assets	0.5	1.8
Derivative financial instruments	1.2	19.9
Total current assets	1,165.1	1,115.3
Assets	6,416.7	6,326.1
Current liabilities
Trade and other payables	769.8	695.4
Current tax payable	189.5	183.0
Provisions	35.1	36.1
Loans and borrowings	21.4	22.6
Derivative financial instruments	12.2	3.7
Total current liabilities	1,028.0	940.8
Non-current liabilities
Loans and borrowings	2,113.7	2,142.3
Employee benefits	158.3	132.1
Other non-current liabilities	0.5	1.1
Provisions	1.4	1.3
Derivative financial instruments	97.8	56.6
Deferred tax liabilities	425.1	445.7
Total non-current liabilities	2,796.8	2,779.1
Total liabilities	3,824.8	3,719.9
Net assets	2,591.9	2,606.2
Equity
Share capital and capital reserve	1,426.1	1,596.7
Share-based compensation reserve	31.4	13.8
Translation reserve	101.0	89.3
Other reserves	(24.6)	19.8
Retained earnings	1,058.0	886.6
Equity	€ 2,591.9	€ 2,606.2